BETTER 10K - ORGANIZATION AND NATURE OF THE BUSINESS - Schedule of Error Corrections and Restatements (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Condensed Balance Sheets:
Mortgage loans held for sale, at fair value	$ 290,580		$ 248,826	$ 1,854,435
Other receivables, net	15,238		16,285	54,162
Prepaid expenses and other assets	67,260		66,572	90,998
Total Assets	926,970		1,086,522	3,299,717	$ 146,103	$ 67,563
Accounts payable and accrued expenses	108,175		88,983	133,256	134,729	123,849
Total Liabilities	1,222,938		1,260,342	2,623,277	248,985	171,437
Retained earnings (accumulated deficit)	(1,316,823)		(1,181,415)	(292,613)	8,515	7,522
Total Stockholders’ Equity (Deficit)	(732,248)	$ (139,216)	(610,100)	240,160	$ 8,515	$ 49,326
Total Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)	926,970		1,086,522	3,299,717
Net interest income (expense)
Interest income	8,860	17,941	26,714	89,627
Net interest income (expense)	2,074	6,004	9,655	19,698
Total net revenues	51,120	347,795	382,976	1,241,670
Expenses:
General and administrative expenses	54,203	114,794	194,565	231,220
Marketing and advertising expenses	11,994	49,853	69,021	248,895
Technology and product development expenses	45,907	70,940	124,912	144,490
Restructuring and impairment expenses (see Note 4)	11,119	166,709	247,693	17,048
Total expenses	183,890	903,661	1,253,806	1,481,346
Income (loss) from operations	(132,770)	(555,866)	(870,830)	(239,676)
Loss before income tax expense	(133,528)	(397,750)	(887,702)	(303,511)
Net income (loss)	(135,408)	(399,252)	(888,802)	(301,128)
Comprehensive loss	$ (135,717)	$ (399,861)	$ (890,120)	$ (301,093)
Basic net income (loss) per share	$ (1.39)	$ (4.23)	$ (9.33)	$ (3.46)
Diluted net income (loss) per share	$ (1.39)	$ (4.23)	$ (9.33)	$ (3.46)
Mortgage platform revenue, net
Revenues:
Revenues	$ 40,720	$ 95,499	$ 105,658	$ 1,088,223
Expenses:
Expenses	51,643	237,370	327,815	700,113
Cash offer program revenue
Revenues:
Revenues	304	216,357	228,721	39,361
Expenses:
Expenses	398	217,696	230,144	39,505
Other platform revenue
Revenues:
Revenues	8,022	29,935	38,942	94,388
Expenses:
Expenses	$ 8,626	$ 46,299	$ 59,656	100,075
As Previously Reported
Condensed Balance Sheets:
Mortgage loans held for sale, at fair value				1,851,161
Other receivables, net				51,246
Prepaid expenses and other assets				110,075
Total Assets				3,312,604
Accounts payable and accrued expenses				148,767
Total Liabilities				2,638,788
Retained earnings (accumulated deficit)				(295,237)
Total Stockholders’ Equity (Deficit)				237,536
Total Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)				3,312,604
Net interest income (expense)
Interest income				88,965
Net interest income (expense)				19,036
Total net revenues				1,234,206
Expenses:
General and administrative expenses				232,669
Marketing and advertising expenses				249,275
Technology and product development expenses				143,951
Restructuring and impairment expenses (see Note 4)				0
Total expenses				1,476,506
Income (loss) from operations				(242,300)
Loss before income tax expense				(306,135)
Net income (loss)				(303,752)
Comprehensive loss				$ (303,717)
Basic net income (loss) per share				$ (3.49)
Diluted net income (loss) per share				$ (3.49)
As Previously Reported | Mortgage platform revenue, net
Revenues:
Revenues				$ 1,081,421
Expenses:
Expenses				710,132
As Previously Reported | Cash offer program revenue
Revenues:
Revenues				0
Expenses:
Expenses				0
As Previously Reported | Other platform revenue
Revenues:
Revenues				133,749
Expenses:
Expenses				140,479
Corrections
Condensed Balance Sheets:
Mortgage loans held for sale, at fair value				3,274
Other receivables, net				2,916
Prepaid expenses and other assets				(19,077)
Total Assets				(12,887)
Accounts payable and accrued expenses				(15,511)
Total Liabilities				(15,511)
Retained earnings (accumulated deficit)				2,624
Total Stockholders’ Equity (Deficit)				2,624
Total Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)				(12,887)
Net interest income (expense)
Interest income				662
Net interest income (expense)				662
Total net revenues				7,464
Expenses:
General and administrative expenses				1,068
Marketing and advertising expenses
Technology and product development expenses				2,155
Restructuring and impairment expenses (see Note 4)
Total expenses				4,840
Income (loss) from operations				2,624
Loss before income tax expense				2,624
Net income (loss)				2,624
Comprehensive loss				$ 2,624
Basic net income (loss) per share				$ 0.03
Diluted net income (loss) per share				$ 0.03
Corrections | Mortgage platform revenue, net
Revenues:
Revenues				$ 6,802
Expenses:
Expenses				1,617
Corrections | Cash offer program revenue
Expenses:
Expenses
Corrections | Other platform revenue
Expenses:
Expenses
Reclassifications
Expenses:
General and administrative expenses				(2,517)
Marketing and advertising expenses				(380)
Technology and product development expenses				(1,616)
Restructuring and impairment expenses (see Note 4)				17,048
Reclassifications | Mortgage platform revenue, net
Revenues:
Revenues				0
Expenses:
Expenses				(11,636)
Reclassifications | Cash offer program revenue
Revenues:
Revenues				39,361
Expenses:
Expenses				39,505
Reclassifications | Other platform revenue
Revenues:
Revenues				(39,361)
Expenses:
Expenses				$ (40,404)